Employee benefits - Movements in present value of the defined benefit obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Balance at beginning of year	$ 3,562	$ 3,142
Service costs		6
Interest expense	15	27
Actuarial loss (gain) arising from:
-Changes in demographic assumptions	32	91
-Experience adjustment	116	56
-Change in financial assumptions	(253)	196
Effect of changes in exchange rates	17	44
Balance at end of year	$ 3,489	$ 3,562